Risk Management - Schedule of Demonstrates the Sensitivity of the Fair Value (Details) - Brazil [Member] - BRL (R$) R$ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Demonstrates the Sensitivity of the Fair Value [Line Items]
Asset	R$ (3,259)	R$ (2,982)
Liability	2,332	2,053
Derivative	901	942
Net	R$ (26)	R$ 12